Financial assets, liabilities and financial result (excluding Orange Bank) - Loans from development organizations and multilateral lending institutions - Additional information (Details) - Loans from development organizations and multilateral lending institutions [member] - Parent Company [Member]
€ in Millions
12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€) loan	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of loans | loan		2
Initial nominal value	€ 350	€ 650	€ 350
Loan redeemed at maturity	€ 400